Note 14 - Subsequent Events (June 30, 2011)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Text Block]
Note 14 – Subsequent Events

Common Stock

On July 26, 2011, we closed on a Securities Purchase Agreement (the “Purchase Agreement”) with multiple accredited investors (the “Purchasers”) to sell 6,142,500 units (“Units”) at a price of $1.00 per Unit, with each Unit consisting of one share of our common stock and a five-year warrant to purchase one-half of one share of the Company’s common stock for a total of 3,071,250 shares at an exercise price of $1.50 per share (the “Offering”).  The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $2.50 per share for ten (10) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption and provided that a resale registration statement with respect to exercise of the warrants is declared effective.  Net proceeds to the Company from the sale of the Units, after deducting selling commissions and offering expenses, were approximately $5.6 million.

The Company agreed to pay the agents in connection with this offering an aggregate fee equal to 7.0% of the gross proceeds from the sale of the Units in the Offering.  Additionally, the Company will be required to issue warrants to the agents to purchase an aggregate of 307,125 shares of the Company’s common stock at an exercise price of $1.00 per share to the Agents (the “Agents’ Warrants”).

On July 7, 2011 a total of 12,000 options were exercised at various prices between $0.05 and $0.29 per share, resulting in the receipt of total proceeds of $1,680.

Acquisitions of Acreage

On August 9, 2011, the Company acquired a total of 636 net mineral acres of undeveloped oil and gas properties located in Mountrail, Williams, Dunn and Billings Counties within North Dakota.  In consideration for the assignment of these mineral leases, the Company paid a total of $1,413,659.

Note 14 – Subsequent Events

Oil & gas property acquisitions:

In February 2011 we acquired additional oil and gas acreage from three unaffiliated sellers in two separate transactions encompassing mineral leases covering a total of approximately 117 net acres in Mountrail, Williams and Dunn counties in North Dakota for which we paid total cash of $215,975 and issued a total of 17,952 shares of our common stock.

On February 28, 2011, we closed an asset purchase agreement with the Sellers under which we acquired Sellers’ ownership interest in several mineral leases covering approximately 732 net acres of oil and gas properties in Williams, Mountrail, Dunn, Burke, Billings, Golden Valley, McKenzie and Stark counties in North Dakota.  In consideration for their assignment of these mineral leases, we paid Sellers a total of $821,270 of cash and issued to them 205,050 shares of our common stock.

On March 16, 2011, we closed an asset purchase agreement with the Sellers under which we acquired Sellers’ ownership interest in several mineral leases covering approximately 1,105 net acres of undeveloped oil and gas properties and 20 net acres of developed producing properties in Mountrail, Williams and Burke Counties in North Dakota in the Williston Basin.  In consideration for their assignment of the mineral leases, we paid Sellers a total of $1,372,787 of cash and issued to them 871,960 shares of our common stock, and issued an additional 400,000 shares of our common stock to an unaffiliated designee of the Sellers.

Officer appointment and option issuance:

On February 22, 2011 the Company granted 500,000 stock options as compensation to a newly appointed Chief Financial Officer.  The options vest annually over three years and are exercisable until February 21, 2021 at an exercise price of $1.65 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 108% and a call option value of $1.3661, was $683,070, and is being amortized over the vesting period of the options.

Exercise of options:

On March 18, 2011 an option holder exercised a total of 24,000 stock options at various strike prices resulting in proceeds of a total of $7,800 upon the issuance of the 24,000 shares.